EMPLOYEE BENEFITS (Details) - Schedule of sensitivity analysis for the variables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	$ (2,642)	$ (4,576)
Change in the accrued liability an closing for decrease of 100 p.b.	2,959	5,244
Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	2,849	4,946
Change in the accrued liability an closing for decrease of 100 p.b.	$ (2,613)	$ (4,678)